Location and Fair Value of Derivative Financial Instruments in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative Assets	¥ 459	¥ 338
Derivative Liabilities	5,168	3,646
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative Assets	135	72
Derivative Liabilities	284	137
Designated as Hedging Instrument | Foreign currency forward contracts | Other current assets
Derivatives, Fair Value [Line Items]
Derivative Assets	135	72
Designated as Hedging Instrument | Foreign currency forward contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	256	117
Designated as Hedging Instrument | Interest rate swaps | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	28	20
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative Assets	324	266
Derivative Liabilities	4,884	3,509
Not Designated as Hedging Instrument | Foreign currency forward contracts | Other current assets
Derivatives, Fair Value [Line Items]
Derivative Assets	324	259
Not Designated as Hedging Instrument | Foreign currency forward contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	4,884	3,509
Not Designated as Hedging Instrument | Currency swaps | Other current assets
Derivatives, Fair Value [Line Items]
Derivative Assets		¥ 7